Transactions - Disposal of Waneta Dam Sale (Details) - Waneta Dam $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Purchase period	20 years
Optional purchase period extension	10 years
Gain Loss On Sale Of Business	$ 888
Gain Loss On Sale Of Business, Net Of Tax	812
Proceeds From Divestiture Of Businesses	$ 1,203